Property and Equipment (Tables)	6 Months Ended
Oct. 13, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net is summarized as follows:

	October 13, 2024	April 28, 2024
Leasehold improvements	84,933	84,747
Furniture, fixtures, and equipment	50,397	50,355
Building and building improvements	7,000	7,000
Finance lease	300	—
Software	97	18
Construction in progress	11,212	9,557
Total cost	153,939	151,677
Less: accumulated depreciation	(76,674)	(71,662)
Property and equipment, net	77,265	80,015
Estimated depreciable lives for categories of property and equipment follow:

Depreciable Life - Years
Furniture, fixtures, and equipment	3 - 10
Leasehold improvements	10 - 20
Building and building improvements	15 - 30
Software	3 - 7
Property and equipment, net is summarized as follows:

	April 28, 2024	April 30, 2023
Leasehold improvements	$84,747	$63,606
Furniture, fixtures, and equipment	50,355	34,069
Building and building improvements	7,000	7,000
Software	18	—
Construction in progress	9,557	24,569
Total cost	151,677	129,244
Less: accumulated depreciation	(71,662)	(66,402)
Property and equipment, net	80,015	62,842